CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash and due from banks	$ 1,849	$ 2,099
Interest-earning demand deposits	2,530	342
Total cash and cash equivalents	4,379	2,441
Certificates of deposit	1,843	350
Investment securities available for sale (amortized cost of $132,673 and $128,824)	132,780	128,811
Investment securities held to maturity (fair value of $4,080 and $6,125)	3,995	6,181
Mortgage-backed securities held to maturity (fair value of $108,708 and $116,844)	108,331	115,857
Net loans receivable (allowance for loan losses of $548 and $468)	90,588	84,675
Accrued interest receivable	1,219	1,225
Federal Home Loan Bank stock, at cost	7,010	7,161
Premises and equipment (net)	346	392
Bank owned life insurance	4,789	4,668
Deferred tax assets (net)	368	359
Other assets	170	168
TOTAL ASSETS	355,818	352,288
LIABILITIES
Deposits	146,435	145,023
Federal Home Loan Bank advances: short-term	70,828	171,403
Federal Home Loan Bank advances: long-term - fixed rate	15,000
Federal Home Loan Bank advances: long-term - variable rate	85,000
Total Federal Home Loan Bank advances	170,828	171,403
Accrued interest payable	823	380
Other liabilities	1,683	1,465
TOTAL LIABILITIES	319,769	318,271
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,550	21,516
Treasury stock (1,862,520 and 1,836,123 shares at cost)	(28,269)	(27,886)
Retained earnings - substantially restricted	44,807	42,795
Accumulated other comprehensive income (loss)	15	(188)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(2,092)	(2,258)
TOTAL STOCKHOLDERS' EQUITY	36,049	34,017
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 355,818	$ 352,288